Loans and Leases - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Outstanding loans to Executive officers, directors, principal shareholders, related interest and parties	$ 7,000,000.0		$ 37,500,000	$ 38,200,000
Delinquent loans selectively extended to certain borrowers, rate reductions, forbearance of arrears, and extension of maturity dates			$ 22,590,000	30,816,000	$ 6,355,000
CARES act of 2020 aid, election description			the Company made the election to deem that loan modifications do not result in TDRs if they are (1) related to the novel coronavirus disease (“COVID-19”); (2) executed on a loan that was not more than 30 days past due as of December 31, 2019; and (3) executed between March 1, 2020, and the earlier of (A) 60 days after the date of termination of the National Emergency or (B) December 31, 2020. This includes short-term (e.g., up to six months) modifications such as payment deferrals, fee waivers, extensions of repayment terms, or delays in payment that are insignificant. Borrowers considered current are those that are less than 30 days past due on their contractual payments at the time a modification program is implemented.
Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Delinquent loans selectively extended to certain borrowers, rate reductions, forbearance of arrears, and extension of maturity dates		$ 1,572,000	$ 7,471,000	30,685,000	5,455,000
Loan classified as non accrual TDRs	2,100,000	600,000	3,200,000		$ 194,000
C&I and One-to-Four Family
Financing Receivable, Recorded Investment [Line Items]
Loan classified as non accrual TDRs		$ 140,000		1,100,000
Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases receivable, loans in process of foreclosure			0	$ 0
Financing Receivable Troubled Debt Restructurings Rate Reductions
Financing Receivable, Recorded Investment [Line Items]
Delinquent loans selectively extended to certain borrowers, rate reductions, forbearance of arrears, and extension of maturity dates	32,100,000		18,100,000
Financing Receivable Troubled Debt Restructurings Forbearance of Arrears
Financing Receivable, Recorded Investment [Line Items]
Delinquent loans selectively extended to certain borrowers, rate reductions, forbearance of arrears, and extension of maturity dates	$ 146,000		$ 16,200,000